Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Interest income (Note 20)
Loans	[1]	$ 7,674	$ 5,933	$ 19,873	$ 17,950
Securities
Interest	[1]	2,231	937	4,509	2,761
Dividends	[1]	448	362	1,322	1,200
Deposits with banks	[1]	429	74	629	231
Total interest income	[1]	10,782	7,306	26,333	22,142
Interest expense (Note 20)
Deposits		2,670	871	4,493	2,966
Securitization liabilities		164	95	388	255
Subordinated notes and debentures		101	95	292	281
Other		803	241	1,437	771
Total interest expense		3,738	1,302	6,610	4,273
Net interest income		7,044	6,004	19,723	17,869
Non-interest income
Investment and securities services		1,389	1,554	4,488	4,614
Credit fees		395	364	1,177	1,079
Trading income (loss)		(132)	(16)	(38)	325
Service charges		715	673	2,152	1,944
Card services		751	632	2,140	1,784
Insurance revenue		1,406	1,313	4,070	3,629
Other income (loss) (Notes 8, 18)		(643)	188	(243)	508
Total non-interest income		3,881	4,708	13,746	13,883
Total revenue		10,925	10,712	33,469	31,752
Provision for (recovery of) credit losses (Note 6)		351	(37)	450	(101)
Insurance claims and related expenses		829	836	2,177	2,057
Non-interest expenses
Salaries and employee benefits		3,327	3,046	9,887	9,327
Occupancy, including depreciation		417	409	1,227	1,442
Technology and equipment, including depreciation		470	418	1,381	1,245
Amortization of other intangibles		145	174	452	527
Communication and marketing		329	286	952	825
Brokerage-related and sub-advisory fees		100	109	311	315
Professional, advisory and outside services		545	390	1,498	1,052
Other		763	784	2,388	2,396
Total non-interest expenses		6,096	5,616	18,096	17,129
Income before income taxes and share of net income from investment in Schwab		3,649	4,297	12,746	12,667
Provision for (recovery of) income taxes		703	922	2,689	2,711
Net income		3,214	3,545	10,758	10,517
Dividend		43	56	152	186
Net income available to common shareholders		$ 3,171	$ 3,489	$ 10,606	$ 10,331
Earnings per share (Canadian dollars) (Note 17)
Basic		$ 1.76	$ 1.92	$ 5.86	$ 5.69
Diluted		1.75	1.92	5.85	5.68
Dividends per common share (Canadian dollars)		$ 0.89	$ 0.79	$ 2.67	$ 2.37
Schwab [Member]
Non-interest expenses
Share of net income from investment in Schwab (Note 7)		$ 268	$ 170	$ 701	$ 561

[1]	Includes $9,178 million and $22,907 million, for the three and nine months ended July 31, 2022, respectively (three and nine months ended July 31, 2021 – $6,606 million and $20,031 million, respectively) which have been calculated based on the effective interest rate method (EIRM).